Property, Plant And Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Office building	$ 58,457	$ 44,750
Plant and machinery	12,307	12,847
Software application	8,063	8,279
Furniture, fixtures and equipment	4,351	4,621
Leasehold improvements	4,087	4,267
Motor vehicles	863	915
Property, Plant and Equipment, Gross, Total	88,128	75,679
Less: accumulated depreciation	(29,469)	(27,086)
Impairment of long-lived assets	(28)	(30)
Construction in progress	147,302	95,098
Property, plant and equipment, net	$ 205,933	$ 143,661